UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant’s telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:3/31/12

Item 1.  Reports to Stockholders.

navigator FUNDS

Navigator Equity Hedged Fund

SEMI-ANNUAL REPORT

March 31, 2012

Share Class	Ticker	Cusip
A share	NAVAX	66537x803
I share	NAVIX	66537x878
C share	NAVCX	66537x886

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Navigator Equity Hedged Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Advised by:

Clark Capital Management Group

1-877-766-2264
www.navigatorfund.com

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfund.com

Navigator® Equity Hedged Fund

K. Sean Clark, CFA  —  Chief Investment Officer

I)

Executive Summary

Domestic Equity Markets:

U.S. equities, as measured by the S&P 500, had their best start since 1998 on the heels of attractive fundamentals.

International Equity Markets:

Foreign markets bounce back but generally underperform the U.S. as Europe settles, Greek defaults, China slows.

Hedge Strategy: Enhancement firmly entrenched as the cost to own volatility becomes relatively cheap.

The China Syndrome

Watching China slow and debating the fallout was the cover story for the first quarter of 2012. Soft landing or hard landing — either way the economic exhaustion in China is evident. Bloomberg News reported the fundamentals that spur economic growth are flashing caution. The automotive, steel, and concrete industries are all in the midst of a slowdown. The China Banking Regulatory Commission admitted the country’s banks have underestimated the risk of some 20% of their outstanding loans to the tune of $268 billion. Reclassifying these loans could spur a reserve build-up and or a capital call which would compound the hard landing already taking shape. If the local governments come up short and are poised to default, China will have a third banking bailout in less than two decades. As before the U.S. Great Recession of 2008, complacency about China abounds with only a handful of market strategists pounding the table to indicate “beware.” The slowdown has already impacted Europe which is mired in a fragile recessionary state.

On March 9th, Greece was declared to have defaulted by the International Swaps and Derivatives Association. The “credit event” ruling means a maximum of $3.16 billion of net outstanding Greek credit default swap contracts could be paid out, though the actual amount is likely to be lower because bondholders will not be losing all of their original investment. Market pundits now turn to Spain, which is front and center on austerity reform and sour real estate debt. However it appears the majority of this news is already discounted in the European markets. These events plus the impact of high gasoline prices could be a short term headwind cutting into U.S. consumer confidence.

U.S. Leadership

U.S. equity markets didn’t climb a wall of worry in the first quarter, they hurdled it. As we entered calendar year 2012, the fundamentals were signaling an attractive buy from the traditional valuation yardsticks (P/E, P/B, P/CF) against a backdrop of cash-rich corporate balance sheets. The global stage sets up for an interesting earning season for U.S. multinationals. Year-over-year comparisons are above trough levels. Positive earnings reports that are transparent with clean accounting and driven by solid management teams should create an environment where quality companies continue to be rewarded. It only took two and a half months for Goldman Sachs to catch up with a public decree stating “stocks over bonds.” Conspiracy theorists believe it was to take the attention off the open editorial penned by Greg Smith in The New York Times – “Why I’m leaving Goldman Sachs.” Comments surrounding the treatment of Goldman Sachs clients were troubling to say the least. A silver lining was the positive buzz it created for the independent broker dealers/financial planners and RIA firms, the business models of which are fiduciary driven and client focused.

The strong start to the year enabled Clark Capital’s equity holdings implemented through relative strength analysis to focus on the U.S. rally and participate in the majority of the advance. Improved fundamentals provided a catalyst; the attractiveness of stocks relative to bonds could have signaled a true inflection point in the next interest rate cycle. Historically there has never been a bigger discrepancy in spreads between stock and bond yields. After 30 years of bull market gains in U.S. Treasury bonds, investors should be focused on mean reversion and how to navigate this cycle. The current slope of the Treasury yield curve is not our concern. It’s the fact that there isn’t any elasticity left for rates to move lower and the prospect of QE3 is certainly suspect.

The challenge for advisors is to address this dilemma within a client’s asset allocation. Different than credit-driven event risk or black swan scenarios, the embedded Treasury risk has built up over time and fortunately is quite visible.

Portfolio Analysis & Performance

First quarter of 2012 performance results for the Navigator Equity Hedged Fund were generally on target for the low volatility/capital appreciation mandate. Attribution validates good security selection and sound portfolio construction for the well diversified global equity hedged strategy. As we focus on performance, the Navigator Equity Hedged Fund institutional shares (NAVIX) gained 6.01% for the quarter.  The MSCI World Index gained 11.56%.  Although we would prefer to soundly beat a pure equity benchmark, the prudent diversification of the Equity Hedged strategy keeps the equity risk reward ratio in balance. On that note, the month of March saw market breadth narrow, concentrated in Technology (the effect of Apple) and Financials (big banks). This is evident as the S&P 500 equal weight underperformed the S&P 500, Russell Top 200 Growth, and NASDAQ in March by a measurable amount. In addition, a small but broad decline across the international markets in March was a slight detractor. With such strong performance posted by the S&P 500, many diversified portfolios struggled to keep pace.

A look at the S&P Sector and Industry internals for the month of March reveals a deeper disparity across several industries. Basic Materials, Oil/Gas, Metals/Miners all were significant under performers while Technology — especially Hardware and Computer Services — outperformed.  Financials were a close second as stock prices for big U.S. banks continued to recover, benefiting from generally positive economic data and mostly positive reaction to the Federal Reserve stress test. Fifteen of the 19 largest U.S. banks would be expected to remain healthy in a severe crisis. It appears Citigroup, SunTrust, Ally Financial and insurance giant MetLife still have some work to do.

As we analyze the allocation to volatility, the exchange traded product (ETP) delivered its volatility hedge for the quarter.  Results reinforce the reasons to embrace volatility. The VIX driven non-correlated holdings provide transparency, liquidity, efficient cost structures and, most importantly, a defusing of correlation spikes during times of financial stress. The weighting to volatility via exchange traded products performed as expected during the quarter. Owning volatility to hedge equity exposure became relatively cheap as the VIX (fear gauge) bottomed in the 14-16 range after a 33% decline during the quarter. When equity indices broke out to new calendar year highs and the cost to access the short term VIX was compelling, portfolio managers purchased a 5% position to complement existing holdings (Dynamic VIX and Mid Term VIX).

It’s important to note that advisors and clients have choices other than VIX related ETP to “pay up for” and gain access to an uncorrelated set of holdings such as pure alternatives (Managed Futures Funds, Long/Short Equity Strategies, and or Absolute Return Funds). A comparative review of first quarter performance across these investment options reinforces the merits of our approach to managing risk, as these “uncorrelated” portfolio plays were on average very disappointing.

The U.S. markets were calmed by good stock performance and a quiet event-driven quarter. As expected, the Dynamic VIX was a lead holding across all hedged portfolios. The persistent improvement in leading economic indicators, U.S. jobs data and a Barron’s bottom call in housing helped to support stock prices with relative calm. Therefore the volatility allocation had little to work with from an alpha or return standpoint and was a drag on the upside. However, the enhancement to “embracing volatility” implemented late in the fourth quarter has had the desired effect of reducing this upside drag. Hedging with S&P 500 Index put options would have been even more of a headwind to upside performance during the quarter.

II) 2nd Quarter Outlook

A lack of clarity within the European and huge China markets are dry tinder for volatility. Recessionary fallout keeps rearing its ugly head across the Atlantic and all eyes are focused on the hard landing taking shape in the Shanghai markets. We expect headline risk to be confined to Spain and China juxtaposed to a solid first quarter earnings season within the U.S. The popular trade of “Sell in May and Go Away” might be difficult to execute as investors weigh the attractiveness of stock yields vs. bond yields.

III) Clark Capital’s marketing and distribution efforts are directed by the 12 nationwide external wholesales, 9 internal sales support, and 2 key account executives.   This team is actively engaged in expanding the distribution of fund within the independent broker dealer community and on platforms.   Within the last quarter, our sales and marketing team has gained expanded access to portfolios that allocate to the Navigator Equity Hedged fund on the Envestnet and Placemark platforms.  These efforts contributed to the addition of over $30M in fund assets in Q1, 2012.

IV) We had no major compliance items occur over the previous quarter.

0760-NLD-5/17/2012

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
	Shares	Market Value
EXCHANGE TRADED FUNDS - 92.3%
COUNTRY FUNDS - 12.1%
iShares MSCI Austria Investable Market Index Fund	68,810	$ 1,129,860
iShares MSCI France Index Fund	103,897	2,293,007
iShares MSCI Germany Index Fund	127,395	2,964,482
iShares MSCI Singapore Index Fund	89,304	1,151,129
iShares MSCI Sweden Index Fund	79,530	2,307,165
		9,845,643
GEO FOCUS-EQUITY - 10.8%
iShares MSCI Chile Investable Market Index Fund	35,201	2,404,228
iShares MSCI Hong Kong Index Fund	64,339	1,122,072
iShares MSCI Philippines Investable Market Index Fund	24,352	699,877
iShares MSCI Thailand Index Fund	15,579	1,133,995
iShares MSCI Turkey Index Fund	21,861	1,159,726
iShares S&P Latin America 40 Index Fund	23,958	1,141,599
Market Vectors Brazil Small-Cap ETF	26,072	1,145,343
		8,806,840
LARGE-CAP GROWTH FUNDS - 3.7%
iShares S&P 100 Index Fund	29,184	1,868,943
Powershares QQQ Trust Series 1	16,821	1,136,259
		3,005,202
MID-CAP GROWTH FUND - 13.2%
iShares Russell Midcap Growth Index Fund	170,484	10,718,329

SECTOR FUNDS - 16.8%
Consumer Discretionary Select Sector SPDR Fund	43,338	1,954,544
Financial Select Sector SPDR Fund	62,828	991,426
iShares Dow Jones US Broker Dealers Index Fund	57,404	1,455,766
Powershares Dynamic Media Portfolio	32,131	487,074
SPDR S&P Bank ETF	69,199	1,650,396
SPDR S&P Homebuilders ETF	99,950	2,131,933
SPDR S&P Insurance ETF	19,226	803,647
SPDR S&P Retail ETF	26,359	1,616,334
Technology Select Sector SPDR Fund	85,581	2,580,267
		13,671,387
SMALL-CAP GROWTH FUNDS - 18.8%
iShares Russell 2000 Growth Index Fund	83,574	7,971,288
iShares Russell 2000 Index Fund	26,026	2,156,254
iShares Russell 2000 Value Index Fund	54,524	3,978,616
iShares Russell Microcap Index Fund	25,711	1,321,545
		15,427,703

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012
	Shares	Market Value
VOLATILITY FUNDS - 16.9%
iPath S&P 500 Dynamic VIX ETN *	104,632	$ 6,054,007
iPath S&P 500 VIX Short-Term Futures ETN *	48,734	819,706
ProShares VIX Mid-Term Futures ETF *	121,099	6,880,845
		13,754,558

TOTAL EXCHANGE TRADED FUNDS ( Cost - $74,494,079)		75,229,662

SHORT-TERM INVESTMENTS - 8.0%
HighMark Diversified Money Market Fund - 0.02%+	6,489,188	6,489,188
( Cost - $6,489,188)

TOTAL INVESTMENTS - 100.3% ( Cost - $80,983,267) (a)		$ 81,718,850
OTHER LIABILITIES LESS ASSETS - (0.3) %		(213,155)
NET ASSETS - 100.0%		$ 81,505,695

*Non-income producing
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,953,138
	Unrealized depreciation:	(2,217,555)
	Net unrealized appreciation:	$ 735,583

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

Assets:
Investments in Securities at Market Value (identified cost $80,983,267)	$ 81,718,850
Dividends and Interest Receivable	2,002
Receivable for Fund Shares Sold	336,972
Prepaid Expenses and Other Assets	36,693
Total Assets	82,094,517

Liabilities:
Payable for Securities Purchased	425,103
Payable for Fund Shares Redeemed	97,858
Accrued Advisory Fees	49,961
Accrued Distribution Fees	4,163
Accrued Expenses and Other Liabilities	11,737
Total Liabilities	588,822

Net Assets	$ 81,505,695

Composition of Net Assets:
At March 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 82,108,987
Accumulated Net Investment Loss	(102,270)
Accumulated Net Realized Loss From Security Transactions	(1,236,605)
Net Unrealized Appreciation on Investments	735,583
Net Assets	$ 81,505,695

Net Asset Value Per Share
Class A Shares:
Net Assets (Unlimited shares of no par beneficial interest authorized;
436,910 shares outstanding)	$ 4,078,039
Net Asset Value ($4,078,039/436,910 shares outstanding)	$ 9.33
Maximum Offering Price (100/94.5 of net assets)	$ 9.87

Class C Shares:
Net Assets (Unlimited shares of no par beneficial interest authorized;
442,604 shares outstanding)	$ 4,097,561
Net Asset Value ($4,097,561/442,604 shares outstanding)	$ 9.26

Class I Shares:
Net Assets (Unlimited shares of no par beneficial interest authorized;
7,838,769 shares outstanding)	$ 73,330,095
Net Asset Value ($73,330,095/7,838,769 shares outstanding)	$ 9.35

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Dividend Income	$ 363,936
Interest Income	579
Total Investment Income	364,515

Expenses:
Investment Advisory Fees	228,144
Registration & Filing Fees	34,424
Transfer Agent Fees	25,930
Administration Fees	20,943
Distribution Fees:
Class C	18,836
Class A	5,597
Audit Fees	7,480
Chief Compliance Officer Fees	6,732
Printing Expense	3,981
Legal Fees	2,987
Custody Fees	3,989
Trustees’ Fees	2,493
Shareholder Servicing Fees	4,248
Insurance Expense	499
Miscellaneous Expenses	3,496
Total Expenses	369,779
Less: Fees Reimbursed by Adviser	(10,021)
Net Expenses	359,758
Net Investment Income	4,757

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	1,067,515
Options Purchased	(1,092,879)
Options Written	802,681
777,317

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,386,894
Options Purchased	(639,214)
3,747,680

Net Realized and Unrealized Gain on Investments	4,524,997

Net Increase in Net Assets Resulting From Operations	$ 4,529,754

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2012	September 30, 2011*
Operations:	(Unaudited)
Net Investment Income	$ 4,757	$ 32,744
Net Realized Gain (Loss) on Investments, Options Purchased and Options Written	777,317	(2,013,922)
Net Change in Unrealized Appreciation (Depreciation) on Investments
and Options Purchased	3,747,680	(3,012,097)

Net Increase (Decrease) in Net Assets
Resulting From Operations	4,529,754	(4,993,275)

Distributions to Shareholders:
From net investment income:
Class A	(6,860)	-
Class I	(134,391)	-
Net decrease in net assets from distributions to shareholders	(141,251)	-

Beneficial Interest Transactions:
Proceeds from Shares Sold
Class A	1,282,830	5,285,398
Class C	577,292	3,893,597
Class I	40,493,091	40,180,538
Distributions Reinvested
Class A	6,029	-
Class I	48,687	-
Cost of Shares Redeemed
Class A	(2,104,264)	(104,266)
Class C	(136,011)	(89,442)
Class I	(5,814,656)	(1,408,356)
Net increase in net assets resulting from shares of beneficial interest	34,352,998	47,757,469

Increase in Net Assets	38,741,501	42,764,194

Net Assets:
Beginning of Period	42,764,194	-
End of Period (including accumulated net investment
income (loss) of $(102,270) and $34,224, respectively)	$ 81,505,695	$ 42,764,194
____
*Since December 28, 2010 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

	For the Six	For the Period
	Months Ended	Ended
	March 31, 2012	September 30, 2011*
	(Unaudited)
SHARE ACTIVITY
Class A
Shares Sold	141,329	544,211
Shares Reinvested	689	-
Shares Redeemed	(238,303)	(11,016)
Net increase (decrease) in shares of beneficial interest outstanding	(96,285)	533,195

Class C
Shares Sold	64,062	403,256
Shares Redeemed	(15,049)	(9,665)
Net increase in shares of beneficial interest outstanding	49,013	393,591

Class I
Shares Sold	4,431,812	4,189,951
Shares Reinvested	5,552	-
Shares Redeemed	(634,928)	(153,618)
Net increase in shares of beneficial interest outstanding	3,802,436	4,036,333
____
*Since December 28, 2010 (Commencement of Operations)

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Class A
	For the		For the Period
	Six Months Ended		December 28, 2010 * to
	March 31, 2012		September 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.60		$ 10.00
From Operations:
Net investment income (loss) (a)	-	(g)	0.01
Net gain (loss) from securities
(both realized and unrealized)	0.74		(1.41)
Total from operations	0.74		(1.40)
Distributions to shareholders from:
net investment income	(0.01)		-
Total distributions	(0.01)		-

Net Asset Value, End of Period	$ 9.33		$ 8.60

Total Return (b)(d)	8.63%		(14.00)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 4,078		$ 4,587
Ratio of expenses to average net assets,
before reimbursement (c)(e)	1.38%		4.99%
net of reimbursement (c)(e)	1.35%		1.35%
Ratio of net investment income (loss) to average net assets (c)(f)	(0.04)%		0.20%
Portfolio turnover rate (d)	246%		380%

__________
* Commencement of operations.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Does not include the expenses of other investment companies in which the Fund invests.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Class C
	For the	For the Period
	Six Months Ended	December 28, 2010 * to
	March 31, 2012	September 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.55	$ 10.00
From Operations:
Net investment loss (a)	(0.04)	(0.04)
Net gain (loss) from securities
(both realized and unrealized)	0.75	(1.41)
Total from operations	0.71	(1.45)

Net Asset Value, End of Period	$ 9.26	$ 8.55

Total Return (b)(d)	8.30%	(14.50)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 4,098	$ 3,367
Ratio of expenses to average net assets,
before reimbursement (c)(e)	2.12%	3.46%
net of reimbursement (c)(e)	2.10%	2.10%
Ratio of net investment loss to average net assets (c)(f)	(0.93)%	(0.55)%
Portfolio turnover rate (d)	246%	380%

__________
* Commencement of operations.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Does not include the expenses of other investment companies in which the Fund invests.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

	Class I
	For the		For the Period
	Six Months Ended		December 28, 2010 * to
	March 31, 2012		September 30, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.62		$ 10.00
From Operations:
Net investment income (a)	-	(g)	0.03
Net gain (loss) from securities
(both realized and unrealized)	0.75		(1.41)
Total from operations	0.75		(1.38)
Distributions to shareholders from:
net investment income	(0.02)		-
Total distributions	(0.02)		-

Net Asset Value, End of Period	$ 9.35		$ 8.62

Total Return (b)(d)	8.76%		(13.80)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$ 73,330		$ 34,810
Ratio of expenses to average net assets,
before reimbursement (c)(e)	1.12%		1.85%
net of reimbursement (c)(e)	1.10%		1.10%
Ratio of net investment income to average net assets (c)(f)	0.09%		0.39%
Portfolio turnover rate (d)	246%		380%

__________
* Commencement of operations.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c) Annualized.
(d) Not annualized.
(e) Does not include the expenses of other investment companies in which the Fund invests.
(f) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2012

1.

ORGANIZATION

Navigator Equity Hedged Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.  The Fund offers three classes of shares designated as Class A, Class C and Class I.  Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class C and Class I shares are offered at net asset value.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service and distribution charges.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.  The primary investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on December 28, 2010.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 75,229,662	$ -	$ -	$ 75,229,662
Short-Term Investments	6,489,188	-	-	$ 6,489,188
Total	$ 81,718,850	$ -	$ -	$ 81,718,850

The Fund did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers into or out of  Level 1 and Level 2 at the end of the reporting period.

Refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The amount of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serves as indicators of the volume of derivative activity for the Fund.  For the six months ended March 31, 2012, the amount of unrealized depreciation and realized loss on option contracts subject to equity price risk amounted to $(639,214) and $(290,198), respectively.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.  Clark Capital Management Group, Inc. serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Fund are also officers of GFS and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Fund, the Advisor under the oversight of the Board, directs the daily operations of the Fund and supervise the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of the average daily net assets of the Fund.  For the six months ended March 31, 2012, the Advisor earned advisory fees of $228,144.

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in Underlying Funds, or extraordinary expenses such as litigation) at least until January 31, 2013, so that the total annual operating expenses of the Fund do not exceed 1.35% for Class A, 2.10% for Class C and 1.10% for Class I shares average daily net assets.  Waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived.  As of March 31, 2012, $148,425 of fee waivers are subject to recapture by the Advisor which may be recovered no later than 9/30/14.  During the six months ended March 31, 2012, the Advisor reimbursed fees of $10,021.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund also pays the chairperson of the Audit Committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended March 31, 2012, amounted to $170,888,190 and $137,870,683, respectively.

5.           OPTION CONTRACTS WRITTEN

The number of option contracts written and the premiums received by the Fund during the six months ended March 31, 2012 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	-	$ -
Options written	340	1,228,368
Options closed	(340)	(1,228,368)
Options outstanding, end of period	-	$ -

Navigator Equity Hedged Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2012

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of September 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ 34,224	$ -	$ (1,208,077)	$ -	$ (3,817,942)	$ (4,991,795)

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open Section 1256 contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to non-deductible expenses.

At September 30, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains:

Short-Term	Long-Term	Total
$ 1,208,077	$ -	$ 1,208,077

Permanent book and tax differences primarily attributable to non-deductible expenses, resulted in reclassification for the Fund for the period ended September 30, 2011 as follows:

Paid in	Accumulated Net
Capital	Investment Income
$ (1,480)	$ 1,480

7.

RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Navigator Equity Hedged Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

                    March 31, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/1/11)	Ending Account Value (3/31/12)	Expense Ratio	Expenses Paid During the Period* (10/1/11 to 3/31/12)
Actual
Class A	$1,000.00	$1,086.30	1.35%	$ 7.04
Class C	$1,000.00	$1,083.00	2.10%	$ 7.03
Class I	$1,000.00	$1,087.60	1.10%	$ 5.74
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,018.25	1.35%	$ 6.81
Class C	$1,000.00	$1,014.50	2.10%	$ 6.80
Class I	$1,000.00	$1,019.50	1.10%	$ 5.55

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days and divided by 366 (to reflect the number of days in the period ended March 31, 2012).

PORTFOLIO COMPOSITION* (Unaudited)

Exchange Traded Funds	92.1%
Short-Term Investments	7.9%
100.0%

*Based on Portfolio Market Value as of March 31, 2012.

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular meeting held on September 22, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“CCMG” or the “Adviser”) and the Trust, on behalf of Navigator Equity Hedged Fund (the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of a composite the Adviser’s separately managed accounts and appropriate indices with respect to the composite; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of CCMG’s operations, the quality of CCMG’s compliance infrastructure and the experience of its fund management personnel.  The Board reviewed the capitalization of CCMG based on financial statements provided by CCMG in the Board materials and concluded that CCMG was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that CCMG has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because CCMG has not yet began advising the Fund, the Trustees could not consider the investment performance.  However, the Board, including the Independent Trustees, considered the past performance of CCMG with its existing accounts. The Board concluded that the Adviser’s past performance appear to be qualified to manage the Fund.

Fees and Expenses.  The Board noted that CCMG would charge a 0.75% annual advisory fee based on the average net assets of the Fund. The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by CCMG in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by CCMG from other activities related to the Fund. The Trustees concluded that because of the Fund’s expected asset level, the Board was satisfied that CCMG’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Clark Capital Management Group, Inc.

1650 Market Street, 53rd Floor

Philadelphia, PA 19103

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine, LLC

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street, 6th Floor

San Francisco, California 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ending June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-766-2264

Investor Information: 1-877-766-2264

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

6/5/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/5/12